Income taxes	12 Months Ended
Dec. 31, 2022
Income taxes
Income taxes

(20) Income taxes

The financial year ending 31 December 2020 has been adjusted for the effects of the IFRIC agenda decision of April 2021 regarding the benefits to be considered depending on the length of service. The adjustment of the previous year’s values led to an overall decrease in deferred tax assets of k€ 558. See note 2 “Changes in accounting policies”.

a) Amounts recognised in consolidated income statement

Income tax benefit and expense for the years 2022, 2021 and 2020 comprise the following.

	2022	2021	2020
	k€	k€	k€
Current taxes:
- Current tax expense	(14,132)	(12,309)	(12,804)
- Adjustment for prior years	156	(4,095)	739
Total current taxes	(13,976)	(16,404)	(12,065)

Deferred taxes:
- Tax loss carry forwards	(10,862)	(5,140)	(10,319)
- Temporary differences	3,140	74	2,822
Total deferred taxes	(7,722)	(5,066)	(7,497)

Total income tax expense)	(21,698)	(21,470)	(19,562)

b) Reconciliation of effective tax rate

The difference between the actual income tax expense and the result of the net income and the applicable Group tax rate in the reporting year and the previous year is made up as follows:

	2022	2021	2020
	k€	k€	k€
Income before taxes	(153,956)	236,980	25,840
Expected German income tax rate	32.28%	32.28%	32.28%
Expected income tax benefit (expense)	49,697	(76,497)	(8,341)
Non-deductible expenses	(59,543)	(511)	(2,533)
Taxable income not recognized in income before tax	—	—	(7,796)
R&D tax credits	13,454	6,742	5,983
Tax free income	3,184	71,917	5,485
Permanent differences from GILTI	(3,724)	(444)	(1,401)
Tax effects from investments accounted for using the equity method	(5,152)	(9,300)	(2,884)
Deviation tax rates to expected tax rate	448	1,815	690
Change in tax rates	636	521	124
Change in recognition of deferred tax assets	(19,167)	(10,247)	(9,317)
Non-periodic taxes
Current Taxes	156	(4,095)	739
Deferred Taxes	(1,348)	(570)	203
Other	(339)	(801)	(514)
Effective income tax income (expense)	(21,698)	(21,470)	(19,562)
Effective income tax rate	(14.09%)	9.06%	75.70%

The group tax rate includes corporate income tax plus solidarity surcharge of 15.825% and trade tax, which ranges from 10.850% - 16.625% depending on the municipality.

The initial public offering of Exscientia plc in the United States resulted in 2021 in a significant increase of the investment which impacts income and is tax free. Taxable income not recognised in income before tax in 2020 was generated from revealing hidden reserves from in-kind contributions of assets.

Deferred income tax assets and liabilities calculated with the anticipated tax rates of each entity as of 31 December 2021 and 2020 relate to the following:

	01 Jan 2022		Recognized in				31 Dec 2022
		Recognized	other		Foreign			Deferred	Deferred
		In	comprehensive		currency			tax	tax
	Net balance	profit or loss	Income		translation	Acquisition	Net	assets	liabilities
	k€	k€	k€		k€		k€	k€	k€
Property, plant, and equipment	(4,855)	(5,140)	—		508	30	(9,457)	1,563	(11,020)
Intangible assets	(22,348)	2,536	—		(130)	296	(19,646)	965	(20,611)
Right of use assets	(21,979)	(6,860)	—		—	—	(28,839)	—	(28,839)
Financial assets	(3,985)	2,539	—		—	—	(1,446)	453	(1,899)
Provisions and deferred income	3,965	5,640	(357)		2	—	9,250	12,759	(3,509)
Lease obligations	19,927	5,351	—		—	—	25,278	25,278	—
Other	4,949	(727)	—		22	—	4,244	5,778	(1,534)
Tax credits	1,034	(199)	(633)	*	71	—	273	273	—
Loss carryforward	22,963	(10,862)	—		45	—	12,146	12,146	—
Total	(329)	(7,722)	(990)		518	326	(8,197)	59,215	(67,412)
Set off of tax	—	—	—		—	—	—	(48,888)	48,888
Net	(329)	(7,722)	(990)		518	326	(8,197)	10,327	(18,524)

* Recorded in Equity without any impact on other comprehensive income

	01 Jan 2021		Recognized in			31 Dec 2021
		Recognized	other		Foreign		Deferred	Deferred
		in	comprehensive		currency		tax	tax
	Net balance	profit or loss	Income		translation	Net	assets	liabilities
	k€	k€	k€		k€	k€	k€	k€
Property, plant, and equipment	(2,840)	(1,969)	—		(46)	(4,855)	1,528	(6,383)
Intangible assets	(25,314)	3,296	—		(330)	(22,348)	468	(22,816)
Right of use assets	(23,535)	1,556	—		—	(21,979)	—	(21,979)
Financial assets	(316)	(3,669)	—		—	(3,985)	401	(4,386)
Provisions and deferred income	4,801	(768)	7		(75)	3,965	6,516	(2,551)
Lease obligations	23,274	(3,347)	—		—	19,927	20,297	(370)
Other	(1,309)	6,245	—		13	4,949	5,254	(305)
Tax credits	1,521	(1,270)	708	*	75	1,034	1,034	—
Loss carryforward	27,711	(5,140)	—		392	22,963	22,963	—
Total	3,993	(5,066)	715		29	(329)	58,461	(58,790)
Set off of tax	—	—	—		—	—	(41,102)	41,102
Net	3,993	(5,066)	715		29	(329)	17,359	(17,688)

*Recorded in Equity without any impact on other comprehensive income

c) Unrecognised deferred tax liabilities

Concerning undistributed foreign subsidiaries earnings, temporary differences in the amount of k€ 20,576 were not recognized according to IAS 12.39 (31 December 2021: k€ 12,009) as Evotec controls the timing of such reversal and it is not planned to distribute the foreign subsidiaries earnings.

d) Unrecognised deferred tax assets

The Company’s deferred tax assets are recorded to the extent it is probable that such tax benefits would be realised in future years. As of 31 December 2021, no additional deferred tax assets on tax loss carryforwards exceeding the recognised deferred tax liabilities, were recognised for two German, one French, one United Kingdom entity, the United States entities as well as the Swiss, Austrian and Indian entity. In the following schedule, tax loss carryforwards, interest carryforwards and tax credits for which no deferred tax assets were recorded are shown. Tax loss carryforwards on different types of income taxes were aggregated into one total amount.

	2022	2021	2020
	k€	k€	k€
Tax loss carryforwards (not expiring)	474,989	307,682	272,796
Time-limited tax losses
- expiring until 2027 (2021: 2026)(2020: 2025)	13,297	21,409	19,259
- expiring from 2028 to 2032 (2021: 2027-2031) (2020: 2026-2030)	45,696	38,207	45,409
- expiring after 2032 (2021: 2031)(2020: 2030)	57,662	73,811	43,945
Interest carryforward	—	—	—
Tax credits	1,313	1,286	1,119
Total	592,957	442,395	382,528

The table above does not include U.S. tax losses which are subject to s382 restrictions.

In addition to unrecognized deferred tax assets from tax loss carryforwards, a net asset position for temporary differences amounting to k€ 11,354 (31 December 2021: k€ 6,346; 31 December 2020: k€ 2,707) was not recognised as there was no sufficient taxable income foreseen.